Fair Value Measurements - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurements
Total Fair Value, Liabilities	$ 61,244	$ 57,329
Significant unobservable input of liabilities	21.48
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 96
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 109
Warrants, Convertible Notes Payable | Equity volatility
Fair Value Measurements
Significant unobservable input of liabilities	62
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 186
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 327
Financial derivative liability - Convertible Notes
Fair Value Measurements
Total Fair Value, Liabilities		$ 6,674
Financial derivative liability - Convertible Notes | Equity volatility
Fair Value Measurements
Significant unobservable input of liabilities	62	54		60
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 545
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 425
Financial derivative liability - Convertible Notes | Credit spread
Fair Value Measurements
Significant unobservable input of liabilities	27.8	30.5		25.6
Percentage of increase in significant unobservable inputs	5.00%
Percentage of decrease in significant unobservable inputs	5.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs		$ 4,648	$ 474,000	$ 1,320,000
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 3,937		$ 352,000	1,584,000
Financial derivative liability - US warrants
Fair Value Measurements
Fair value of derivative	$ 7	$ 1,271		$ 0
Financial derivative liability - US warrants | Equity volatility
Fair Value Measurements
Significant unobservable input of liabilities	68.22	62.85
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 19	$ 163
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 9	$ 366